Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Summary of Aging of Groups Trade Receivables

The aging of the Group’s trade receivables is as follows:

	2021	2020
Current	78,771	55,086
1-30 days past due	18,387	10,473
31-60 days past due	4,268	1,726
61-90 days past due	1,159	2,154
91- days past due	3,817	2,569
Gross carrying amount	106,402	72,009
Allowance for expected credit losses	(883)	(712)
Net carrying amount	105,519	71,297

Summary of Financial Liabilities into Maturity Groupings based on Contractual Maturities

The tables below analyze the Group’s financial liabilities into maturity groupings based on their contractual maturities for:

a) all non-derivative financial liabilities:

b) and net settled derivative financial instruments for which the contractual maturities represent the timing of the cash flows.

The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant. For interest rate swaps, the cash flows have been estimated using forward interest rates applicable at the end of the reporting period.

December 31, 2021	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	After 5 years	Total contractual cash flows	Carrying amount
Non-derivatives
Trade payables	93,043	—	—	—	—	93,043	93,043
Liabilities to credit institutions	1,240	4,904	—	—	—	6,144	5,987
Lease liabilities	4,275	12,826	19,134	39,702	200,327	276,265	143,219
Total non-derivatives	98,558	17,730	19,134	39,702	200,327	375,452	242,249

December 31, 2020	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	After 5 years	Total contractual cash flows	Carrying amount
Non-derivatives
Trade payables	45,295	—	—	—	—	45,295	45,295
Liabilities to credit institutions	3,802	5,553	96,703	—	—	106,058	95,990
Bank overdraft facility	1,197	—	—	—	—	1,197	1,197
Shareholder loans	—	108,401	—	—	—	108,401	106,118
Lease liabilities	1,917	5,751	5,696	12,693	12,429	38,486	30,144
Total non-derivatives	52,211	119,705	102,399	12,693	12,429	299,437	278,744
Derivatives
Interest rate swaps—net settled	17	51	67	146	9	290	189
Total derivatives	17	51	67	146	9	290	189

Trade receivables [member]
Disclosure Of Financial Instruments [Line Items]
Summary of Allowance for Expected Credit Losses of Trade Receivables

The movements in the Group’s allowance for expected credit losses of trade receivables are as follows:

	2021	2020
As at January 1	(712)	(2,557)
Increase of allowance recognized in statement of operations during the year	(490)	(552)
Receivables written off during the year as uncollectible	—	2,569
Unused amount reversed	290	104
Translation differences	29	(276)
As at December 31	(883)	(712)

Currency Risk
Disclosure Of Financial Instruments [Line Items]
Summary of Exposure to Foreign Currency Risk

The Group’s primary exposure to foreign currency risk at the end of the reporting period, expressed in thousands of USD was as follows:

	As at December 31, 2021
	SEK/USD	SEK/EUR	SEK/GBP	SEK/CNY
Trade receivables	—	9,220	382	—
Short-term deposits	—	—	—	78,766
Liabilities to credit institutions	—	(5,314)	—	—
Trade payables	(723)	(14,732)	(1,238)	—
Lease liabilities	—	(2,903)	—	—
Total	(723)	(13,729)	(856)	78,766

	As at December 31, 2020
	SEK/USD	SEK/EUR	SEK/GBP	SEK/CNY
Trade receivables	—	6,113	135	—
Liabilities to credit institutions	—	(8,041)	—	—
Shareholder loans	(40,284)	(45,427)	—	—
Trade payables	(4,154)	(10,856)	(302)	—
Lease liabilities	—	(3,074)	—	—
Derivatives	—	—	(27,273)	—
Total	(44,438)	(61,285)	(27,440)	—

Summary of Sensitivity Analysis

The Group is primarily exposed to changes in USD/SEK, EUR/SEK, GBP/SEK and CNY/SEK exchange rates. The Group’s risk exposure in foreign currencies:

Impact on loss before tax
	2021	2020	2019
USD/SEK exchange rate—increase/decrease 10%	+/- 72	+/- 4,444	+/- 1,700
EUR/SEK exchange rate—increase/decrease 10%	+/- 1,211	+/- 6,129	+/- 1,451
GBP/SEK exchange rate—increase/decrease 10%	+/- 63	+/- 2,786	+/- 116
CNY/SEK exchange rate—increase/decrease 10%	+/- 7,877	—	—

Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Summary of Sensitivity Analysis

Profit or loss is sensitive to higher/lower interest expense primarily from liabilities to credit institutions as a result of changes in interest rates.

	Impact on loss before tax
	2021	2020	2019
Interest rates - increase/decrease by 100 basis points	+/- 60	+/- 996	+/- 721

Fair value/price risk [member]
Disclosure Of Financial Instruments [Line Items]
Summary of Sensitivity Analysis	Profit or loss is sensitive to changes in fair value from short-term investments.
	Impact on loss before tax
	2021	2020	2019
Fair value - increase/decrease by 10%	+/- 25	—	—